Income Taxes (Details Narrative) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net change in valuation allowance	$ 429	$ 20
Deferred tax asset NOLs	14,730	$ 15,756
2005 and Prior Year [Member]
Deferred tax asset NOLs	442
Federal Income Tax Purposes [Member]
NOL carryforwards	$ 63,354
NOL carryforward expiration date	Dec. 31, 2020
State Income Tax Purposes [Member]
NOL carryforwards	$ 29,195
NOL carryforward expiration date	Dec. 31, 2020
State Tax [Member]
State tax credit tax carryforwards	$ 133
Tax carryforwards description	expire in the years 2020 through 2026.